Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Schedule of future minimum lease commitments under non-cancelable operating lease agreements

Office and facilities
RMB
2021	27,180
2022	22,775
2023	19,384
2024	7,986
2025	6,927
Thereafter	—
Total	84,252